PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.0%
Asset-Backed Securities 54.3%
Automobiles 1.3%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class F, 144A	9.892%	05/17/32		427	$441,839
Series 2025-B, Class E, 144A	6.164	09/15/33		2,232	2,237,668

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.474(c)	12/26/31		590	596,787
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		310	310,394
Series 2024-SN01, Class D, 144A	6.360	07/16/29		1,000	1,021,261

Exeter Automobile Receivables Trust, Series 2025-03A, Class C	5.090	10/15/31		2,000	2,030,972
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.168(c)	05/20/32		703	722,108
Series 2024-02, Class D, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.918(c)	10/20/32		1,001	1,012,543
Series 2025-01, Class C, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.168(c)	03/21/33		2,797	2,801,669

Merchants Fleet Funding LLC, Series 2025-01A, Class D, 144A	5.760	01/20/39		6,600	6,619,696
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420	07/14/28		900	898,839
Series 2022-01A, Class D, 144A	5.900	12/16/30		1,100	1,103,934
Series 2023-01A, Class D, 144A	7.070	02/14/33		1,000	1,035,046
Series 2025-01A, Class D, 144A	6.100	07/14/37		8,359	8,572,949

Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class E, 144A	10.068	06/15/33		3	3,503
Santander Drive Auto Receivables Trust, Series 2025-01, Class D	5.430	03/17/31		3,000	3,046,779
					32,455,987
Collateralized Loan Obligations 36.2%
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.750(c)	06/15/34	EUR	5,400	6,332,338
Series 04A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.909(c)	07/15/35	EUR	4,000	4,701,533
Series 06A, Class CR, 144A, 3 Month EURIBOR + 2.400% (Cap N/A, Floor 2.400%)	4.409(c)	10/15/37	EUR	11,950	14,111,097
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class BR3, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.909(c)	04/28/37		3,124	3,138,232
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.807(c)	07/22/37		2,000	2,008,675
Series 2023-26A, Class BR, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.934(c)	03/19/38		10,000	10,042,986
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class BRR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.987(c)	10/22/38	EUR	14,750	17,344,807
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.165(c)	10/25/38	EUR	5,000	5,882,305

Ares CLO Ltd. (Cayman Islands), Series 2016-41A, Class BR, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	5.616(c)	04/15/34		1,000	1,001,450
Armada Euro CLO DAC (Ireland), Series 07A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.709(c)	04/15/39	EUR	5,000	5,880,464
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.220(c)	07/26/31		16	15,975
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.610(c)	10/23/32		4,000	4,007,620
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.784(c)	01/20/38		8,000	8,019,173

Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.555(c)	07/15/30		455	455,884
Aurium CLO DAC (Ireland),
Series 08A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.863(c)	10/16/38	EUR	15,000	17,697,544
Series 08A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.163(c)	10/16/38	EUR	4,830	5,679,928

Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.376(c)	04/15/35	EUR	750	877,033
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.644(c)	10/16/37		5,000	5,015,834

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.274%(c)	10/16/37		8,500	$8,530,076
Bain Capital Euro CLO DAC (Ireland), Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	2.744(c)	01/20/32	EUR	351	412,244
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2024-02A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	01/20/38		9,000	9,030,519
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.865(c)	07/25/35	EUR	2,000	2,349,479
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.866(c)	04/24/34	EUR	2,198	2,571,846
Series 2021-02A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.776(c)	10/15/34	EUR	3,950	4,634,206
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	5.624(c)	01/20/38		10,000	10,032,249
Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	8.034(c)	04/20/37		1,250	1,256,245

Bastille Euro CLO DAC (Ireland), Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.159(c)	01/15/39	EUR	7,750	9,164,759
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	03/09/34		2,000	2,000,973
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.325(c)	10/15/37		5,500	5,520,086
Series 2025-29A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.081(c)	03/31/38		12,500	12,514,201

BCRED BSL Static CLO Ltd. (Cayman Islands), Series 2025-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.141(c)	07/24/35		10,000	10,018,707
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.705(c)	07/15/37		2,000	2,005,914
Canyon Euro CLO DAC (Ireland), Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.809(c)	04/15/38	EUR	10,000	11,791,565
Capital Four CLO DAC (Ireland), Series 10A, Class D, 144A, 3 Month EURIBOR + 3.100% (Cap N/A, Floor 3.100%)	5.129(c)	10/25/38	EUR	8,900	10,490,120
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.709(c)	07/15/34	EUR	5,125	6,026,531
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.759(c)	10/15/35	EUR	500	588,313

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.814(c)	11/15/31	EUR	135	158,790
Carlyle US CLO Ltd. (Cayman Islands), Series 2024-03A, Class A2, 144A, 3 Month SOFR + 1.720% (Cap N/A, Floor 1.720%)	5.578(c)	07/25/36		9,750	9,778,504
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.324(c)	07/20/37		4,000	4,010,008
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	10/20/37		8,250	8,278,797

Carysfort Park CLO DAC (Ireland), Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.315(c)	07/28/34	EUR	2,000	2,332,541
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.246(c)	07/20/31		109	109,031
CBAMR Ltd. (Cayman Islands), Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	7.905(c)	07/15/37		2,000	2,009,052
CIFC Funding Ltd., Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.292(c)	07/17/37		6,700	6,724,509
Contego CLO DAC (Ireland),
Series 05A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.726(c)	10/15/37	EUR	2,250	2,640,620
Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.176(c)	10/15/37	EUR	1,500	1,767,118
Series 14A, Class C, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.264(c)	10/15/37	EUR	1,200	1,409,711
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	01/20/35		7,000	7,014,776
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.508(c)	01/25/37		2,400	2,404,630
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	8.058(c)	01/25/37		1,000	1,013,106

Crosthwaite Park CLO DAC (Ireland), Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.700(c)	03/15/34	EUR	1,500	1,759,180
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class BR2, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.708(c)	01/25/35		3,000	3,000,752
Series 2018-03A, Class CR2, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.158(c)	01/25/35		2,000	2,008,983
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.905(c)	10/15/37		2,500	2,506,637
Series 2021-12A, Class BR, 144A, 3 Month SOFR + 2.170% (Cap N/A, Floor 2.170%)	6.054(c)	04/20/37		1,500	1,503,926

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-12A, Class D1AR, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)	8.184%(c)	04/20/37		1,500	$1,508,545
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.505(c)	07/15/34		13,950	13,966,137
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	01/20/38		6,000	6,017,439

Elmwood CLO Ltd. (Cayman Islands), Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.634(c)	03/31/38		10,000	10,034,701
Empower CLO Ltd. (Cayman Islands), Series 2023-02A, Class D1R, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	6.705(c)	10/15/38		2,000	2,000,197
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.962(c)	10/14/36		10,000	10,032,057
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.834(c)	10/20/37		5,000	5,014,890

Golub Capital Partners CLO Ltd., Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275(c)	10/15/37		8,000	8,027,917
Grosvenor Place CLO DAC (Ireland), Series 2025-03A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.236(c)	08/15/39	EUR	10,000	11,778,934
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.766(c)	05/27/34	EUR	750	882,074
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.991(c)	10/18/39	EUR	10,000	11,789,718
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.215(c)	01/22/39	EUR	11,000	12,936,895

Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.059(c)	04/28/37		5,000	5,015,595
Henley CLO DAC (Ireland), Series 11A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.715(c)	04/25/39	EUR	12,250	14,418,541
ICG Euro CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.809(c)	10/15/34	EUR	1,500	1,764,306
Series 2023-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.754(c)	10/19/38	EUR	10,000	11,719,535

ICG US CLO Ltd. (Cayman Islands), Series 2021-03A, Class B1R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	10/20/34		2,750	2,751,063
Indigo Credit Management DAC (Ireland), Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.659(c)	07/15/38	EUR	5,250	6,188,913
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.709(c)	04/15/33	EUR	2,000	2,350,457
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.659(c)	07/15/34	EUR	3,250	3,817,226
Series 14A, Class B1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.209(c)	01/15/39	EUR	5,000	5,896,497
Series 16A, Class B, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.218(c)	10/15/38	EUR	8,000	9,465,225
Jamestown CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.275(c)	07/15/35		6,250	6,254,632
Series 2022-18A, Class DR, 144A, 3 Month SOFR + 3.750% (Cap N/A, Floor 3.750%)	7.608(c)	07/25/35		3,000	3,000,438

Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.289(c)	04/15/31	EUR	500	585,773
KKR CLO Ltd. (Cayman Islands),
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.005(c)	04/15/37		3,000	3,010,815
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.264(c)	10/20/37		5,000	5,018,820
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.264(c)	10/16/37		11,500	11,539,776
Series 2021-39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.607(c)	10/22/34		4,750	4,752,380

Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.302(c)	08/15/37		5,000	5,016,945
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class BR2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.555(c)	03/15/38		15,000	15,038,386
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.383(c)	10/17/34		500	500,320

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	01/20/38		7,250	7,279,235
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	5.932(c)	04/21/31		32	32,026
Monument CLO DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.414(c)	05/15/37	EUR	3,000	3,539,425
Series 03A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.889(c)	04/15/38	EUR	15,000	17,669,274

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	5.946(c)	07/15/31		750	750,197

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Nassau Euro CLO DAC (Ireland),
Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.965%(c)	04/25/39	EUR	15,000	$17,594,401
Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	5.954(c)	07/20/38	EUR	2,000	2,351,942

Nassau Ltd. (Cayman Islands), Series 2021-IA, Class B1R, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.605(c)	08/26/34		14,950	14,976,970
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	10/18/38		5,000	5,018,854
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.984(c)	07/20/37		3,500	3,503,101
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class BRR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.156(c)	09/16/31		2,000	2,003,501
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	8.656(c)	09/16/31		1,500	1,503,639
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	5.804(c)	07/20/37		3,750	3,760,523
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.285(c)	10/15/37		8,000	8,029,800
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.405(c)	01/15/37		3,000	3,001,742
Series 2024-15A, Class D1, 144A, 3 Month SOFR + 4.700% (Cap N/A, Floor 4.700%)	8.605(c)	01/15/37		2,000	2,001,212

Octagon Ltd. (Cayman Islands), Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.802(c)	05/15/35		600	601,054
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.384(c)	04/20/37		1,000	1,006,260
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.684(c)	01/20/38		12,950	12,956,026
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BRR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.009(c)	01/15/38	EUR	8,000	9,424,815
Series 2025-01A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.859(c)	10/15/39	EUR	15,000	17,691,397
Penta CLO DAC (Ireland),
Series 2017-03A, Class BRR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.816(c)	10/17/38	EUR	10,000	11,768,978
Series 2023-14A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.904(c)	10/20/37	EUR	3,500	4,121,180

Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	03/06/38		7,000	7,019,496
PPM CLO Ltd. (Cayman Islands),
Series 2020-04A, Class D1R2, 144A, 3 Month SOFR + 3.350% (Cap N/A, Floor 3.350%)	7.234(c)	03/18/38		8,800	8,804,545
Series 2022-06RA, Class A2R, 144A, 3 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.034(c)	01/20/37		4,000	4,020,229

Providus CLO DAC (Ireland), Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.184(c)	11/15/39	EUR	12,250	14,395,639
Regatta Funding Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.605(c)	01/15/33		3,000	3,005,246
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.755(c)	01/15/38		5,325	5,340,696
Rockford Tower Europe CLO DAC (Ireland),
Series 2019-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.104(c)	01/20/38	EUR	5,200	6,125,438
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.254(c)	04/20/34	EUR	2,000	2,338,525

RR Ltd. (Bermuda), Series 2025-40A, Class A2, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.097(c)	07/15/38		10,000	10,048,164
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	04/20/33		1,565	1,565,444
Sculptor European CLO DAC (Ireland), Series 07A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.059(c)	01/15/38	EUR	8,000	9,439,193
Signal Harmonic CLO DAC (Ireland), Series 01A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	3.969(c)	07/15/38	EUR	11,500	13,524,787
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/20/37		6,000	6,021,918
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.620(c)	01/21/38		10,415	10,422,908
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.334(c)	07/18/37		15,000	15,052,410

Signal Peak CLO Ltd. (United Kingdom), Series 2022-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.684(c)	07/18/37		2,000	2,002,792
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/20/37		2,000	2,007,162

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Silver Rock CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.734%(c)	10/20/37		2,000	$2,005,967
Series 2020-01A, Class CRR, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.384(c)	10/20/37		6,000	6,033,931
Sixth Street CLO Ltd.,
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.235(c)	10/24/37		6,760	6,783,602
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	5.674(c)	01/20/37		1,000	1,001,704

Sona Fios CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.904(c)	04/20/38	EUR	10,000	11,754,755
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.190(c)	01/26/31		53	53,428
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	5.796(c)	07/20/34		990	990,012

St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	831,536
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	5.802(c)	08/16/34		5,000	5,008,095
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	01/20/38		15,000	15,045,420
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.245(c)	03/31/38		4,000	4,014,448
Tikehau CLO DAC (Ireland),
Series 09A, Class CR, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.454(c)	01/20/37	EUR	4,000	4,702,483
Series 11A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.009(c)	01/15/38	EUR	15,000	17,676,045
Series 13A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.709(c)	10/15/38	EUR	15,000	17,611,983
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.684(c)	01/20/38		4,600	4,614,545
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.734(c)	07/18/37		4,100	4,112,089
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.915(c)	07/25/34	EUR	3,000	3,528,703
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.076(c)	04/15/35	EUR	2,000	2,353,515
Series 10A, Class B, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.876(c)	04/15/38	EUR	10,000	11,755,490
Trimaran CAVU Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.257(c)	10/22/37		5,000	5,017,552
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.707(c)	10/22/37		2,000	2,001,579

Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.158(c)	04/25/37		2,500	2,502,820
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.426(c)	01/15/32		614	614,192
Series 2024-49A, Class AJ, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.684(c)	04/20/37		800	802,701

Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.534(c)	10/18/37		5,000	5,012,163
Wind River CLO Ltd. (Cayman Islands), Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	04/20/38		10,350	10,375,675
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.544(c)	04/16/36		2,000	2,013,304
					913,614,610
Consumer Loans 3.0%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 144A	6.890	02/15/29		1,000	1,002,121
Series 2024-A, Class 1E, 144A	9.170	02/15/29		900	902,518
Series 2024-B, Class D, 144A	5.500	09/15/29		500	501,471
Series 2024-X02, Class D, 144A	6.080	12/17/29		5,200	5,244,519
Series 2025-X01, Class D, 144A	6.110	04/15/30		10,400	10,492,667
Affirm Master Trust,
Series 2025-01A, Class E, 144A	7.180	02/15/33		6,000	6,044,837
Series 2025-02A, Class D, 144A	5.600	07/15/33		5,700	5,739,344
Series 2025-03A, Class E, 144A	6.800	10/16/34		5,000	4,995,987

Cherry Securitization Trust, Series 2025-01A, Class A, 144A	6.130	11/15/32		10,300	10,456,877

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class C, 144A	5.260%	06/25/60	4,500	$4,538,376
Series 2025-03A, Class E, 144A	7.830	12/27/60	6,400	6,406,480

GreenSky Home Improvement Trust, Series 2024-01, Class A2, 144A	5.880	06/25/59	824	827,953
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35	2,000	2,024,020
Onemain Financial Issuance Trust, Series 2025-01A, Class D, 144A	5.790	07/14/38	1,800	1,821,330
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550	10/14/34	1,180	1,185,824
Series 2023-01A, Class C, 144A	6.380	06/14/38	7,500	7,803,287
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,590,041

Stream Innovations Issuer Trust, Series 2025-01A, Class B, 144A	5.480	09/15/45	3,178	3,211,409
				75,789,061
Credit Cards 0.4%
Evergreen Credit Card Trust (Canada), Series 2024-CRT04, Class C, 144A	5.640	10/15/28	5,000	5,036,153
Genesis Sales Finance Master Trust, Series 2024-B, Class B, 144A	6.260	12/20/32	5,667	5,742,692
				10,778,845
Equipment 0.9%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	500	518,234
Lmdv Issuer Co. LLC,
Series 2025-01A, Class B, 144A	5.900	12/15/55	3,600	3,617,055
Series 2025-01A, Class C, 144A	7.880	12/15/55	4,500	4,499,550
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class C, 144A	7.830	08/20/55	7,500	7,707,715
Series 2025-04A, Class C, 144A	7.112	12/20/55	5,000	5,033,288
				21,375,842
Home Equity Loans 7.8%
BRAVO Residential Funding Trust,
Series 2024-CES02, Class A2, 144A	5.592(cc)	09/25/54	2,400	2,414,845
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	4,739	4,733,382
Series 2025-CES03, Class A2, 144A	5.292(cc)	12/25/55	3,828	3,823,328
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class M1, 144A	6.130(cc)	06/25/60	3,000	3,034,343
Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	3,594	3,584,183
Series 2025-CES03, Class A3, 144A	5.229(cc)	09/25/60	1,500	1,495,594
EFMT,
Series 2024-CES01, Class A2, 144A	5.796(cc)	01/26/60	4,685	4,742,865
Series 2025-CES01, Class A1A, 144A	5.726(cc)	01/25/60	5,488	5,548,887

FIGRE Trust, Series 2025-HE04, Class A, 144A	5.408(cc)	07/25/55	8,146	8,207,277
GS Mortgage Backed Securities Trust, Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	13,616	13,720,197
GS Mortgage-Backed Securities Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.474(c)	08/25/54	3,666	3,673,591
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.374(c)	01/25/55	3,995	4,000,873
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.874(c)	01/25/55	3,600	3,611,552
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.018(c)	05/20/54	625	628,731
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.618(c)	10/20/54	1,800	1,804,015

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Trust, (cont’d.)
Series 2025-CES01, Class A1, 144A	5.666%(cc)	05/25/55	5,170	$5,214,577
Series 2025-CES05, Class A3, 144A	5.548(cc)	02/25/56	3,023	3,027,161

NLT Trust, Series 2025-CES01, Class A1, 144A	5.038(cc)	08/25/60	3,998	4,006,646
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	1,838	1,865,656
Series 2024-CES04, Class A1A, 144A	6.147(cc)	06/25/44	2,335	2,362,875
Series 2024-CES08, Class A2, 144A	5.659(cc)	11/25/44	4,700	4,731,615
Series 2024-CES08, Class A3, 144A	5.908(cc)	11/25/44	1,900	1,912,559
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	1,654	1,671,357
Series 2024-CES09, Class A2, 144A	5.830(cc)	12/25/44	6,700	6,780,218
Series 2025-CES01, Class A2, 144A	5.913(cc)	01/25/45	8,250	8,359,105
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	3,464	3,494,706
Series 2025-CES04, Class A1A, 144A	5.811(cc)	04/25/55	5,973	6,059,138
Series 2025-CES06, Class M1, 144A	6.158(cc)	06/25/55	3,705	3,750,160
Towd Point Mortgage Trust,
Series 2023-CES01, Class A1A, 144A	6.750(cc)	07/25/63	613	615,300
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	982	993,853
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	2,463	2,492,386
Series 2024-CES03, Class M1, 144A	6.811(cc)	05/25/64	1,100	1,118,618
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	2,220	2,221,903
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	2,289	2,291,085
Series 2024-CES05, Class M1, 144A	5.601(cc)	09/25/64	4,855	4,878,346
Series 2025-CES01, Class A2, 144A	5.926(cc)	02/25/55	9,000	9,149,897
Series 2025-CES01, Class M1, 144A	6.076(cc)	02/25/55	6,500	6,607,800
Series 2025-CES01, Class M2A, 144A	6.574(cc)	02/25/55	4,800	4,888,980
Series 2025-CES01, Class M2B, 144A	6.872(cc)	02/25/55	4,000	4,073,443
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	19,710	19,834,209
Series 2025-CES03, Class A2, 144A	5.617(cc)	08/25/65	4,000	4,026,971
Series 2025-CES04, Class A1B, 144A	5.293(cc)	10/25/65	3,371	3,384,904
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	7,594	7,657,866
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	4,722	4,722,771
				197,217,768
Other 3.6%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.324(c)	10/16/28	2,700	2,699,992
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380	02/20/49	4,913	4,982,063
Series 2025-02A, Class A, 144A	5.320	06/20/49	5,643	5,703,143
GoodLeap Sustainable Home Solutions Trust,
Series 2023-02GS, Class A, 144A	5.700	05/20/55	4,248	3,981,855
Series 2023-04C, Class A, 144A	6.480	03/20/57	811	801,937
Series 2024-01GS, Class A, 144A	6.250	06/20/57	1,997	1,943,168
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A	4.000	09/17/41	1,800	1,752,977
Series 2024-SFR01, Class C, 144A	4.250	09/17/41	2,400	2,341,617

Kapitus Asset Securitization V LLC, Series 2025-01A, Class A, 144A	5.460	04/10/32	4,500	4,515,951
OnDeck Asset Securitization IV LLC, Series 2025-01A, Class A, 144A	5.080	04/19/32	4,800	4,833,728
PK Alift Loan Funding 6 LP, Series 2025-01, Class A, 144A	5.365	11/15/42	10,512	10,589,930
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.482(c)	12/25/27	5,200	5,232,889
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	148	155,848

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)

Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990%	04/30/60		6,460	$6,507,319
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		540	532,451
Series 2024-03A, Class A2, 144A	5.880	10/30/59		2,074	2,015,238
Tricon Residential Trust,
Series 2025-SFR01, Class B, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.100(c)	03/17/42		4,400	4,403,116
Series 2025-SFR01, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.350(c)	03/17/42		4,250	4,255,020

U.S. Bank NA, Series 2025-SUP01, Class B, 144A	5.582	02/25/32		12,050	12,082,698
US Bank C&I Credit-Linked Notes, Series 2025-SUP02, Class C, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	5.774(c)	09/25/32		5,972	5,977,941
Wireless PropCo Funding LLC, Series 2025-01A, Class A2, 144A	4.070	06/25/55		6,000	5,822,597
					91,131,478
Residential Mortgage-Backed Securities 1.1%
PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835(cc)	03/25/55		5,742	5,758,096
Series 2025-NPL03, Class A1, 144A	6.708(cc)	04/25/55		11,126	11,192,205
Series 2025-NPL05, Class A1, 144A	6.244(cc)	05/25/55		6,848	6,885,889
Series 2025-NPL07, Class A1, 144A	5.657(cc)	07/25/55		3,831	3,841,318
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.127(c)	03/15/26	EUR	137	120,576
					27,798,085
Student Loans 0.0%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	6.624(c)	06/25/47		674	683,934
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		731	311,046
					994,980

Total Asset-Backed Securities (cost $1,337,447,214)					1,371,156,656
Commercial Mortgage-Backed Securities 21.3%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.100(cc)	05/15/35		520	466,700
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		200	173,500
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		100	84,250
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.494(c)	06/15/40		7,860	7,889,461
Series 2025-OANA, Class C, 144A, 1 Month SOFR + 2.092% (Cap N/A, Floor 2.092%)	5.843(c)	06/15/40		6,500	6,516,242
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.850(c)	04/15/42		3,640	3,644,529
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.300(c)	04/15/42		8,050	8,065,027

BANK, Series 2021-BN38, Class A1	1.274	12/15/64		206	203,365
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.315(cc)	09/15/56		9,000	696,759
Series 2023-05YR04, Class XD, IO, 144A	3.605(cc)	12/15/56		4,500	382,774
Series 2024-05YR08, Class XD, IO, 144A	2.775(cc)	08/15/57		13,643	1,142,360
Series 2025-05YR15, Class XD, 144A	2.513(cc)	07/15/58		16,932	1,699,263
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189	08/14/36		100	97,440
Series 2016-ETC, Class C, 144A	3.391	08/14/36		100	96,395

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-ETC, Class E, 144A	3.609%(cc)	08/14/36		250	$235,782
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38		1,000	934,219
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		1,000	914,432
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		990	878,864
Series 2024-05C25, Class XD, IO, 144A	3.139(cc)	03/15/57		14,404	1,214,679
Series 2024-05C31, Class XD, IO, 144A	2.339(cc)	12/15/57		26,275	2,150,848
Series 2024-C24, Class XB, IO	1.332(cc)	02/15/57		5,200	448,738

Benchmark Mortgage Trust, Series 2024-V06, Class XD, IO	3.260(cc)	03/15/57		8,634	785,045
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.339(c)	07/15/41		3,900	3,890,261
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.439(c)	07/15/39		5,219	5,228,751
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.000(c)	03/15/42		10,252	10,213,836
Series 2025-IND02, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.400(c)	12/15/42		7,675	7,684,591
BMO Mortgage Trust,
Series 2023-05C02, Class XD, IO, 144A	2.244(cc)	11/15/56		9,500	524,447
Series 2024-05C03, Class XD, IO, 144A	2.859(cc)	02/15/57		12,604	976,283
Series 2024-05C04, Class XD, IO, 144A	2.768(cc)	05/15/57		5,500	415,069
Series 2024-05C05, Class XD, IO, 144A	2.478(cc)	02/15/57		18,900	1,414,941
Series 2024-05C08, Class XD, IO, 144A	2.067(cc)	12/15/57		9,929	721,675

BPR Commercial Mortgage Trust, Series 2024-PARK, Class C, 144A	6.183(cc)	11/05/39		1,630	1,684,593
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	5.015(c)	09/15/38		355	354,569
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	5.565(c)	09/15/38		3,050	3,046,295
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	6.215(c)	09/15/38		761	760,075
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38		2,000	2,076,764
Series 2024-PMDW, Class C, 144A	5.850(cc)	11/05/41		5,950	6,062,345
Series 2024-PMDW, Class XIO, IO, 144A	0.208(cc)	11/05/41		149,625	945,391

BRES Commercial Mortgage Trust, Series 2025-ATCAP, Class C, 144A, 1 Month SOFR + 2.143% (Cap N/A, Floor 2.143%)	5.893(c)	11/15/42		13,625	13,676,058
BSTN Commercial Mortgage Trust,
Series 2025-01C, Class A, 144A	5.369(cc)	06/15/44		8,000	8,214,911
Series 2025-01C, Class B, 144A	5.755(cc)	06/15/44		3,850	3,970,235
Series 2025-01C, Class C, 144A	6.236(cc)	06/15/44		2,775	2,883,567
Series 2025-01C, Class D, 144A	6.717(cc)	06/15/44		2,875	2,974,306
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.364(c)	11/15/38		1,807	1,804,676
Series 2021-XL02, Class D, 144A, 1 Month SOFR + 1.511% (Cap N/A, Floor 1.397%)	5.261(c)	10/15/38		2,293	2,289,659
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	6.790(c)	01/17/39		1,010	1,007,052
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.243(c)	10/15/41		2,878	2,881,118
Series 2024-AIR02, Class B, 144A, 1 Month SOFR + 1.792% (Cap N/A, Floor 1.792%)	5.543(c)	10/15/41		2,973	2,979,005
Series 2024-AIR02, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.992(c)	10/15/41		1,247	1,250,036
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.441(c)	08/15/41		3,838	3,845,558
Series 2024-AIRC, Class D, 144A, 1 Month SOFR + 3.089% (Cap N/A, Floor 3.089%)	6.839(c)	08/15/41		4,737	4,748,926
Series 2024-MDHS, Class C, 144A, 1 Month SOFR + 2.041% (Cap N/A, Floor 2.041%)	5.791(c)	05/15/41		1,461	1,465,312
Series 2024-PURE, Class C, 144A, CAONREPO + 3.050% (Cap N/A, Floor 3.050%)	5.305(c)	11/15/41	CAD	1,918	1,401,237
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.400(c)	08/15/42		7,666	7,685,372
Series 2025-BCAT, Class E, 144A, 1 Month SOFR + 3.500% (Cap N/A, Floor 3.500%)	7.250(c)	08/15/42		9,200	9,181,203
Series 2025-COPT, Class C, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.250(c)	08/15/42		9,100	9,122,568
Series 2025-COPT, Class D, 144A, 1 Month SOFR + 3.250% (Cap N/A, Floor 3.250%)	7.000(c)	08/15/42		3,300	3,309,206
Series 2025-JDI, Class D, 144A, 1 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	6.150(c)	11/15/42		8,850	8,869,220
Series 2025-JDI, Class E, 144A, 1 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	7.150(c)	11/15/42		9,250	9,272,953
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.242(c)	04/15/40		8,568	8,589,175
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.440(c)	04/15/40		9,066	9,111,730

BX Commercial Mortgage Trust (Canada), Series 2024-PURE, Class B, 144A, CAONREPO + 2.500% (Cap N/A, Floor 2.500%)	4.755(c)	11/15/41	CAD	1,918	1,401,241
BX Trust,
Series 2019-OC11, Class D, 144A	3.944(cc)	12/09/41		5,936	5,654,290
Series 2019-OC11, Class E, 144A	3.944(cc)	12/09/41		9,700	8,946,609

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust, (cont’d.)
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.450%(c)	01/15/39		5,250	$5,243,514
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.450(c)	01/15/39		4,300	4,289,171
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)(x)	5.840(c)	03/15/41		4,125	4,125,000
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42		10,000	10,090,650
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.750(c)	02/15/35		10,000	9,956,287
Series 2025-LUNR, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.750(c)	06/15/40		3,018	3,027,714
Series 2025-LUNR, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.250(c)	06/15/40		1,243	1,245,858
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	5.743(c)	03/15/30		4,981	4,955,686
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	6.691(c)	03/15/30		6,475	6,442,477
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	7.050(c)	06/15/35		9,430	9,423,656

Commercial Mortgage Trust, Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44		16,500	393,484
Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 144A	3.304	09/15/37		2,679	2,461,267
DBC Mortgage Trust,
Series 2025-DBC, Class C, 144A, 1 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	5.801(c)	11/15/42		9,650	9,649,986
Series 2025-DBC, Class D, 144A, 1 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	6.351(c)	11/15/42		2,000	2,008,912

DBMS DAC (United Kingdom), Series 2025-01A, Class D, 144A, SONIA + 2.650% (Cap N/A, Floor 0.000%)	6.402(c)	02/18/36	GBP	9,250	12,481,904
Durst Commercial Mortgage Trust,
Series 2025-151, Class C, 144A	5.824(cc)	08/10/42		2,745	2,798,907
Series 2025-151, Class D, 144A	6.791(cc)	08/10/42		2,000	2,065,888

ELP Commercial Mortgage Trust, Series 2025-ELP, Class E, 144A	6.450(cc)	11/13/42		6,000	6,025,718
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	0.893(cc)	08/25/26		3,293	11,271
FREMF Mortgage Trust, Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		71,912	8,198
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class B, 144A	5.538(cc)	08/10/41		8,000	8,137,449
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.384(c)	11/25/41		3,590	3,594,799
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.340(cc)	01/13/40		5,400	5,615,653
Series 2025-SPRL, Class E, 144A	6.678(cc)	01/13/40		1,070	1,110,045

ILPT Commercial Mortgage Trust, Series 2025-LPF02, Class B, 144A	5.537(cc)	07/13/42		3,250	3,305,965
IP Mortgage Trust,
Series 2025-IP, Class D, 144A	6.315(cc)	06/10/42		2,830	2,880,289
Series 2025-IP, Class E, 144A	6.846(cc)	06/10/42		2,160	2,201,893

JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.517(cc)	12/15/48		1,532	20
Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.964(c)	08/17/33	EUR	98	115,327
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.465(c)	04/15/38		1,366	1,367,300
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XB, IO, 144A	0.000(cc)	03/15/48		7,558	76
Series 2025-05C1, Class XD, IO, 144A	2.638(cc)	03/15/58		14,216	1,380,446

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.157(c)	03/15/39		7,250	7,245,488
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43		4,800	4,986,419
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.143(c)	10/15/40		4,900	4,904,593
Series 2025-PARK, Class B, 144A, 1 Month SOFR + 1.643% (Cap N/A, Floor 1.643%)	5.393(c)	10/15/40		4,000	4,001,250
Series 2025-PARK, Class C, 144A, 1 Month SOFR + 2.192% (Cap N/A, Floor 2.192%)	5.942(c)	10/15/40		9,200	9,222,976
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.290(c)	02/15/42		10,000	10,037,570
Series 2025-300P, Class D, 144A	6.161(cc)	07/13/42		800	807,644
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.564(c)	03/15/36		5,000	4,987,887

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
ONE Mortgage Trust, (cont’d.)
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	4.814%(c)	03/15/36		1,500	$1,494,383
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	4.964(c)	03/15/36		1,000	996,256
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.364(c)	03/15/36		850	847,250
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	5.614(c)	03/15/36		400	398,755

One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.115(c)	01/15/36		600	575,023
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		15,500	16,493,223
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	6.092(c)	01/23/32	GBP	1,961	2,655,702
SCG Commercial Mortgage Trust, Series 2025-DLFN, Class E, 144A, 1 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	6.700(c)	03/15/35		7,825	7,776,134
SCG Trust,
Series 2025-SNIP, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.650(c)	09/15/42		4,500	4,514,052
Series 2025-SNIP, Class D, 144A, 1 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	6.350(c)	09/15/42		3,000	3,013,115
Series 2025-SNIP, Class E, 144A, 1 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	7.150(c)	09/15/42		2,500	2,510,193

SLG Office Trust, Series 2021-OVA, Class E, 144A	2.851	07/15/41		4,000	3,452,867
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	6.490(c)	11/15/38		218	217,964
Taurus DAC (United Kingdom),
Series 2025-UK03A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	6.731(c)	07/20/35	GBP	1,650	2,228,116
Series 2025-UK03A, Class E, 144A, SONIA + 3.800% (Cap N/A, Floor 0.000%)	7.731(c)	07/20/35	GBP	1,500	2,026,846

TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 144A, 1 Month SOFR + 1.992% (Cap N/A, Floor 1.992%)	5.742(c)	12/15/39		4,920	4,926,144
UK Logistics DAC (United Kingdom),
Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 2.550%)	6.406(c)	05/17/34	GBP	1,128	1,524,041
Series 2025-02A, Class D, 144A, SONIA + 2.900% (Cap N/A, Floor 0.000%)	6.756(c)	08/17/35	GBP	5,500	7,426,202
VNDO Trust,
Series 2016-350P, Class D, 144A	3.903(cc)	01/10/35		10,475	10,318,067
Series 2016-350P, Class E, 144A	3.903(cc)	01/10/35		4,000	3,889,813
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.991(c)	11/15/41		4,000	4,019,839
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.690(c)	11/15/41		8,000	8,044,638
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.265(c)	05/15/31		1,100	1,098,156
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.365(c)	05/15/31		690	688,816
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.365(c)	05/15/31		1,000	1,001,043
Series 2024-01CHI, Class D, 144A	6.708(cc)	07/15/35		3,200	3,234,575
Series 2024-01CHI, Class E, 144A	7.574(cc)	07/15/35		3,500	3,543,656
Series 2024-05C1, Class XD, IO, 144A	2.634(cc)	07/15/57		13,169	1,067,689
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.041(c)	10/15/41		2,850	2,853,981
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	6.690(c)	10/15/41		4,650	4,644,758
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.100(c)	08/15/42		9,250	9,245,906
Series 2025-B33RP, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.750(c)	08/15/42		4,500	4,495,284
Series 2025-B33RP, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.250(c)	08/15/42		10,800	10,777,821
WHARF Commercial Mortgage Trust,
Series 2025-DC, Class D, 144A	6.612(cc)	07/15/40		5,690	5,886,074
Series 2025-DC, Class E, 144A	7.724(cc)	07/15/40		6,000	6,131,143

Total Commercial Mortgage-Backed Securities (cost $535,824,707)					537,881,943
Corporate Bond 1.6%
Internet
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49		37,254	39,439,559

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 0.0%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term B Loan, 3 Month SOFR + 5.000%	8.989%(c)	11/17/28		350	$343,564
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.172(c)	07/20/28		14	13,507
Entertainment 0.0%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.500%	9.322(c)	02/10/27		257	179,440
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		23	8,146

Total Floating Rate and Other Loans (cost $609,791)					544,657
Residential Mortgage-Backed Securities 18.7%
Anchor Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.718(cc)	05/25/40		3,300	3,317,466
Angel Oak Mortgage Trust,
Series 2025-03, Class A1, 144A	5.420(cc)	03/25/70		8,529	8,585,738
Series 2025-09, Class A1, 144A	5.141(cc)	08/25/70		5,439	5,458,770

Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.800(c)	07/01/26		396	398,163
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.074(c)	08/25/34		4,600	4,634,961
Series 2025-01, Class M2, 144A, 30 Day Average SOFR + 3.900% (Cap N/A, Floor 3.900%)	7.774(c)	10/25/35		900	904,085
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64		3,335	3,367,345
Series 2025-NQM05, Class A3, 144A	5.800(cc)	02/25/65		1,149	1,156,213
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65		17,336	17,442,844
Series 2025-NQM09, Class A3, 144A	5.551(cc)	09/25/65		4,828	4,857,309
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64		3,105	3,089,869
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69		6,063	6,133,777
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.227(cc)	02/25/63		593	529,474
Series 2024-RP02, Class B1, 144A	4.223(cc)	02/25/63		180	142,982
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63		65	48,643
Series 2024-RP02, Class B3, PO, 144A	11.177(s)	02/25/63		165	21,372
Series 2024-RP02, Class B4, PO, 144A	14.412(s)	02/25/63		298	25,735
Series 2024-RP02, Class M1, 144A	1.432(cc)	02/25/63		399	336,546
Series 2024-RP02, Class M2, 144A	4.223(cc)	02/25/63		304	249,369
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63		8	7,775
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63		8,685	869
Series 2025-RP01, Class A1, 144A	4.018(cc)	01/25/64		4,960	4,680,382
Series 2025-RP01, Class A2, 144A	4.018(cc)	01/25/64		232	175,017
Series 2025-RP01, Class B1, 144A	4.182(cc)	01/25/64		93	57,863
Series 2025-RP01, Class B2, 144A	4.182(cc)	01/25/64		59	33,513
Series 2025-RP01, Class B3, 144A	4.182(cc)	01/25/64		74	35,904
Series 2025-RP01, Class B4, 144A	4.182(cc)	01/25/64		71	28,115
Series 2025-RP01, Class M1, 144A	0.182(cc)	01/25/64		198	139,478
Series 2025-RP01, Class M2, 144A	4.182(cc)	01/25/64		124	82,614
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64		11	9,580
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64		5,811	581

Clavel Residential DAC (Spain), Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.565(c)	10/28/66	EUR	5,000	5,774,333

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352%(cc)	03/25/70		6,824	$6,861,236
Series 2025-05, Class M1, 144A	6.296(cc)	05/25/70		2,100	2,132,342
Series 2025-08, Class M1, 144A	6.206(cc)	08/25/70		3,012	3,047,805
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		6,249	6,313,798
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	9.874(c)	10/25/41		4,000	4,129,634
Series 2022-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	9.874(c)	12/25/41		1,300	1,347,125
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.974(c)	06/25/43		600	622,226
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.574(c)	07/25/44		1,750	1,756,020
Series 2024-R06, Class 1B1, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	5.924(c)	09/25/44		2,300	2,308,525
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70		6,998	7,036,846
Series 2025-H04, Class A2, 144A	5.778(cc)	06/25/70		4,875	4,911,405
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		15,785	15,793,787
Series 2025-H10, Class A2, 144A	5.252(cc)	01/25/71		2,636	2,638,213
EFMT,
Series 2025-INV01, Class A1, 144A	5.626(cc)	03/25/70		6,956	7,024,245
Series 2025-INV03, Class M1, 144A	6.171(cc)	07/25/70		10,000	10,121,251

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.874(c)	12/25/50		750	800,766
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM06, Class A1, 144A	0.050(cc)	11/25/29		4,383	4,379,752
INCREF LLC, Series 2025-FL01, Class A, 144A, 1 Month SOFR + 1.728% (Cap N/A, Floor 1.728%)	5.459(c)	10/19/42		9,000	9,017,578
JPMorgan Mortgage Trust,
Series 2025-NQM02, Class A2, 144A	5.770(cc)	09/25/65		6,401	6,455,090
Series 2025-VIS02, Class A1, 144A	5.385(cc)	12/25/55		7,798	7,855,062
Series 2025-VIS02, Class A3, 144A	5.739(cc)	12/25/55		4,874	4,905,694
Series 2025-VIS03, Class A1, 144A	5.062(cc)	02/25/66		3,245	3,256,564

Kinbane DAC (Ireland), Series 2024-RPL2A, Class C, 144A, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.553(c)	01/24/63	EUR	1,900	2,229,600
Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		19,455	19,481,515
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		7,733	7,770,739
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		4,000	4,007,516
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		7,400	7,447,804
Series 2025-RTL02, Class A1, 144A	5.612(cc)	04/25/40		2,000	2,014,764
Series 2025-RTL03, Class M1, 144A	6.891(cc)	08/25/40		1,500	1,521,734

Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	6.154	06/27/27		20,000	20,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.059(c)	05/26/66	EUR	3,535	4,024,783
MFA Trust, Series 2025-NQM01, Class A1, 144A	5.441(cc)	03/25/70		4,196	4,219,264
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		8,948	9,020,455
Series 2025-NQM07, Class A1, 144A	4.984(cc)	09/25/70		11,876	11,886,273
Series 2025-NQM08, Class A1, 144A	4.963(cc)	09/25/70		11,549	11,555,312
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		12,392	12,523,032
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,389	1,404,015
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,384	2,408,351
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		18,945	138,062
Series 2025-INV01, Class B1, 144A	6.595(cc)	02/25/70		750	747,742
Series 2025-INV01, Class B2, 144A	6.595(cc)	02/25/70		590	575,901
Series 2025-INV01, Class B3, 144A	6.595(cc)	02/25/70		370	340,260
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,085,878
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		18,945	322,062

NYMT Loan Trust, Series 2025-INV02, Class A1, 144A	5.000(cc)	10/25/60		7,418	7,454,579

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
OBX Trust,
Series 2024-NQM12, Class M1, 144A	5.933%(cc)	07/25/64		4,000	$4,012,685
Series 2025-NQM02, Class A1, 144A	5.597(cc)	11/25/64		3,092	3,119,095
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		6,355	6,417,466
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55		6,704	6,749,765
Series 2025-NQM10, Class M1, 144A	6.042(cc)	05/25/65		3,800	3,831,892
Series 2025-NQM11, Class M1, 144A	6.149(cc)	05/25/65		5,000	5,063,535
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.374(c)	05/25/33		4,684	4,734,256
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.215(c)	03/29/27		5,310	5,361,335
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.965(c)	09/27/28		1,985	2,009,921

PRET Trust, Series 2025-NPL01, Class A1, 144A	6.063(cc)	02/25/55		5,955	5,966,399
PRPM Fundido DAC (Spain), Series 2025-02A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.038(c)	01/29/75	EUR	1,529	1,760,232
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		2,259	2,259,424
Series 2024-RCF06, Class A3, 144A	4.000(cc)	10/25/64		700	676,539
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		4,722	4,730,950
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		6,626	6,638,478
Series 2025-RCF01, Class A2, 144A	4.500(cc)	02/25/55		1,400	1,375,026
Series 2025-RCF01, Class A3, 144A	4.500(cc)	02/25/55		1,766	1,724,606
Series 2025-RCF03, Class A1, 144A	5.250(cc)	07/25/55		6,604	6,660,626
Series 2025-RCF03, Class A3, 144A	5.250(cc)	07/25/55		876	872,948
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		9,995	9,827,679
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,987	1,909,261
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		1,172	1,112,923
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		1,144	1,073,700
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		402	373,984

PRPM Trust, Series 2025-NQM01, Class A1, 144A	5.802(cc)	11/25/69		5,839	5,887,826
Radnor Re Ltd., Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.765(c)	09/25/34		2,613	2,626,799
RCO Mortgage LLC, Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		5,535	5,546,690
Roc Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40		8,800	8,846,886
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM01, Class A1, 144A	5.545(cc)	01/25/65		7,797	7,851,746
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		6,270	6,279,952

VCAT LLC, Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		3,996	4,005,150
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70		7,118	7,161,737
Series 2025-05, Class M1, 144A	6.014(cc)	06/25/70		4,500	4,540,321
Series 2025-06, Class A1, 144A	5.417(cc)	07/25/70		5,758	5,806,642
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70		7,315	7,393,331

Total Residential Mortgage-Backed Securities (cost $467,563,051)					470,831,095
U.S. Treasury Obligations(h)(k) 0.1%
U.S. Treasury Notes	3.500	09/30/26		250	249,834
U.S. Treasury Notes	4.125	01/31/27		550	553,502
U.S. Treasury Notes	4.250	11/30/26		1,700	1,710,359
U.S. Treasury Notes	4.250	12/31/26		540	543,734

Total U.S. Treasury Obligations (cost $3,039,844)					3,057,429

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.0%
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	3,163	$5,273
Oil, Gas & Consumable Fuels 0.0%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	81	5,346
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	1,852	122,232
Heritage Power LLC, Litigation Trust Interests*^	2,132	1,066
		128,644

Total Common Stocks (cost $28,534)		133,917

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	5,916	—

Total Long-Term Investments (cost $2,382,069,893)		2,423,045,256

	Shares
Short-Term Investment 3.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.896%) (cost $80,948,075)(wa)	80,948,075	80,948,075

TOTAL INVESTMENTS 99.2% (cost $2,463,017,968)		2,503,993,331
Other assets in excess of liabilities(z) 0.8%		20,344,398

Net Assets 100.0%		$2,524,337,729

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CAD—Canadian Dollar
EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PO—Principal Only

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,478,616 and 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	06/28/19	$94,181	$84,250	0.0%
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	06/28/19-08/26/20	184,522	173,500	0.0
20 Times Square Trust, Series 2018-20TS, Class F, 144A, 3.100%(cc), 05/15/35	08/26/20-04/07/22	483,088	466,700	0.0
BX Trust, Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%), 5.840%(c), 03/15/41	02/29/24-01/08/25	4,130,625	4,125,000	0.2
Diamond Sports Group LLC*	01/02/25	8,280	5,273	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	—	0.0
Total		$4,900,696	$4,854,723	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at December 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,696	3 Month CME SOFR	Mar. 2026	$408,365,000	$44,840
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	118,000	(1,846)
				42,994
Short Positions:
1,814	2 Year U.S. Treasury Notes	Mar. 2026	378,743,358	78,346
5	5 Year Euro-Bobl	Mar. 2026	682,556	4,849
233	5 Year U.S. Treasury Notes	Mar. 2026	25,467,993	11,628
5	10 Year Euro-Bund	Mar. 2026	749,601	10,278
227	10 Year U.S. Treasury Notes	Mar. 2026	25,523,313	177,526
217	10 Year U.S. Ultra Treasury Notes	Mar. 2026	24,958,392	78,379
193	20 Year U.S. Treasury Bonds	Mar. 2026	22,309,594	131,620
1	Euro Schatz Index	Mar. 2026	125,500	222
				492,848
				$535,842

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 01/09/26	BARC	EUR	1,310	$1,526,313	$1,540,564	$14,251	$—
Expiring 01/09/26	MSI	EUR	1,346	1,585,062	1,582,660	—	(2,402)
				$3,111,375	$3,123,224	14,251	(2,402)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/09/26	CITI	GBP	11,048	$14,464,047	$14,891,902	$—	$(427,855)
Expiring 01/09/26	JPM	GBP	6,700	9,040,438	9,031,174	9,264	—
Expiring 01/09/26	SSB	GBP	2,550	3,440,706	3,437,242	3,464	—
Canadian Dollar,
Expiring 01/09/26	MSI	CAD	3,622	2,576,283	2,639,952	—	(63,669)
Euro,
Expiring 01/09/26	JPM	EUR	380,959	440,439,043	447,894,495	—	(7,455,452)
Expiring 01/09/26	MSI	EUR	2,550	2,965,287	2,997,741	—	(32,454)
				$472,925,804	$480,892,506	12,728	(7,979,430)
						$26,979	$(7,981,832)
Credit default swap agreement outstanding at December 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,000	*	$21,404	$(4,676)	$26,080	GSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative

PGIM Securitized Credit Fund

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2025 (unaudited) (continued)
should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
5,215	05/13/27	4.497%(A)	1 Day SOFR(1)(A)/ 3.870%	$(1,662)	$(83,297)	$(81,635)
183,325	11/11/28	4.350%(A)	1 Day SOFR(1)(A)/ 3.870%	(5,285,640)	(5,180,638)	105,002
3,245	05/13/29	4.253%(A)	1 Day SOFR(2)(A)/ 3.870%	2,659	89,940	87,281
92,400	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 3.870%	(1,503,868)	(2,645,605)	(1,141,737)
				$(6,788,511)	$(7,819,600)	$(1,031,089)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).